Income Taxes (Tables)	12 Months Ended
Apr. 30, 2021
Income Tax Disclosure [Abstract]
Schedule of Income Taxes
Schedule of Income Taxes
	2021	2020

Deferred tax assets, net:
Net operating loss carryforwards	$141,000	$140,000
Bad debt expense	17,000	—
Stock-based compensation	155,000	—
Asset impairment loss	—	40,000
Deferred tax assets	313,000	180,000

Deferred tax liability
Unrealized gain	746,000	—
Total deferred tax liability	746,000	—

Total net deferred tax assets (liabilities)	$(433,000)	$180,000